April 10, 2019

DBX ETF TRUST

Xtrackers S&P 500 ESG ETF

(the “Fund”)

Supplement to the Fund’s Prospectus and Statement of Additional Information, each dated April 10, 2019, and as each may be supplemented from time to time

Shares of the Fund are not currently offered for purchase.

Please retain this supplement for future reference.